FORM 5500, SCHEDULE H, PART IV, LINE 4a, SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Schedule of Delinquent Participant Contribution [Line Items]
FORM 5500, SCHEDULE H, PART IV, LINE 4a, SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS

HUNTINGTON INGALLS INDUSTRIES SAVINGS PLAN
Employer ID No: 90-0607005
Plan No: 011

FORM 5500, SCHEDULE H, PART IV, LINE 4a, SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
For the year ended December 31, 2025
($ in thousands)

		Total that Constitutes Nonexempt Prohibited Transactions
For the Year Ended	Participant Contributions Transferred Late to Plan	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51

2025	$14	$—	$14	$—	$14